Share Capital - Schedule of Activity in RSU Granted to Employees and Directors (Details) - 2024 Plan [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares
Number of options, Granted | shares	441,000
Weighted average exercise price, Granted | $ / shares	$ 4.99
Number of options, Options outstanding at the end of the year | shares	441,000
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 4.99